FAIR VALUE MEASUREMENTS - Additional disclosures of the Plan investments whose fair value is estimated using net asset value per share (Details) - ECOLAB SAVINGS PLAN AND ESOP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investment at fair value	$ 4,467,957	$ 4,014,153
Common/collective trusts
FAIR VALUE MEASUREMENTS
Investment at fair value	3,426,024	1,819,183
Common/collective trusts | Net asset value per share
FAIR VALUE MEASUREMENTS
Investment at fair value	$ 3,426,024	$ 1,819,183